Taxation - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major components of tax expense (income) [abstract]
Statutory tax rate	25.00%	25.00%	25.00%
Unrecognised deductible tax losses	¥ 607	¥ 807
Unrecognised deductible temporary differences	¥ 243	¥ 219